FINANCIAL INSTRUMENTS - Liquidity risk management (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Borrowings	$ 51,386	$ 0	$ 6,011	$ 217
Lease liabilities	74,981
Other financial liabilities	10,554
TOTAL	136,921
2020
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Borrowings	1,198
Lease liabilities	20,002
Other financial liabilities	8,937
TOTAL	30,137
2021
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Borrowings	0
Lease liabilities	15,263
Other financial liabilities	1,617
TOTAL	16,880
2022
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Borrowings	188
Lease liabilities	11,552
Other financial liabilities	0
TOTAL	11,740
Thereafter
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Borrowings	50,000
Lease liabilities	28,164
Other financial liabilities	0
TOTAL	$ 78,164